Financial instruments and risk management - Trade receivables (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Not past due	59,337	81,752
Past due 1-30 days	3,948	38,487
Past due 31-60 days	1,538	14,142
More than 61 days	3,541	17,480
Total	68,364	151,861
Percentage of allowance for doubtful accounts that are more than 61 days past due	100.00%
Allowance for Doubtful Accounts Receivable [Roll Forward]
Opening balance	185	210
Payments received on provided balances	0	(1)
Current year allowance	365	0
Write-offs	0	(24)
Ending balance	0	185
Allowance for Doubtful Accounts Receivable, Discontinued Operations	(550)	0